Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Automobiles - 6.4%
Tesla, Inc. (A)	58,475	$ 23,658,985
Beverages - 0.3%
Monster Beverage Corp. (A)	23,212	1,130,657
Biotechnology - 1.0%
ProKidney Corp. (A)	160,176	264,291
Roivant Sciences Ltd. (A)	169,471	1,886,212
Vertex Pharmaceuticals, Inc. (A)	3,094	1,428,438
		3,578,941
Broadline Retail - 7.6%
Amazon.com, Inc. (A)	45,295	10,765,716
Global-e Online Ltd. (A)	138,507	8,295,184
MercadoLibre, Inc. (A)	4,717	9,066,970
		28,127,870
Building Products - 0.3%
Builders FirstSource, Inc. (A)	7,488	1,252,593
Capital Markets - 1.9%
Ares Management Corp., Class A	9,276	1,838,689
Coinbase Global, Inc., Class A (A)	3,576	1,041,796
Intercontinental Exchange, Inc.	6,132	980,078
KKR & Co., Inc.	9,601	1,604,039
S&P Global, Inc.	2,733	1,425,013
		6,889,615
Chemicals - 0.5%
Sherwin-Williams Co.	5,539	1,983,848
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	16,900	1,947,387
Consumer Finance - 0.5%
American Express Co.	5,698	1,808,830
Electrical Equipment - 0.7%
Emerson Electric Co.	5,448	707,968
GE Vernova, Inc.	2,415	900,505
Vertiv Holdings Co., Class A	9,082	1,062,776
		2,671,249
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	14,232	1,007,341
CDW Corp.	7,871	1,567,431
Coherent Corp. (A)	13,187	1,193,292
		3,768,064
Entertainment - 5.6%
Liberty Media Corp. - Liberty Formula One, Class C (A)	18,243	1,745,855
Live Nation Entertainment, Inc. (A)	14,254	2,062,269
Netflix, Inc. (A)	4,450	4,346,582
ROBLOX Corp., Class A (A)	158,091	11,235,527
Spotify Technology SA (A)	2,569	1,409,225
		20,799,458
Financial Services - 5.4%
Adyen NV (A)(B)	3,012	4,861,721
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Affirm Holdings, Inc. (A)	154,983	$ 9,464,812
Federal National Mortgage Association (A)	69,527	381,703
Mastercard, Inc., Class A	9,632	5,349,902
		20,058,138
Ground Transportation - 0.5%
Uber Technologies, Inc. (A)	28,831	1,927,352
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (A)	16,312	1,669,696
Edwards Lifesciences Corp. (A)	15,158	1,098,197
		2,767,893
Health Care Providers & Services - 0.9%
agilon health, Inc. (A)	477,760	1,595,718
UnitedHealth Group, Inc.	2,804	1,521,142
		3,116,860
Health Care Technology - 0.6%
Veeva Systems, Inc., Class A (A)	8,993	2,097,707
Hotels, Restaurants & Leisure - 4.9%
Chipotle Mexican Grill, Inc. (A)	38,821	2,265,205
DoorDash, Inc., Class A (A)	75,378	14,233,628
DraftKings, Inc., Class A (A)	29,955	1,256,612
Viking Holdings Ltd. (A)	9,211	466,353
		18,221,798
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	2,894	486,279
Interactive Media & Services - 5.5%
Alphabet, Inc., Class A	46,310	9,448,166
Meta Platforms, Inc., Class A	14,663	10,105,447
Pinterest, Inc., Class A (A)	25,775	849,544
		20,403,157
IT Services - 12.4%
Cloudflare, Inc., Class A (A)	161,297	22,323,505
Gartner, Inc. (A)	3,501	1,900,448
Shopify, Inc., Class A (A)	128,973	15,064,046
Snowflake, Inc., Class A (A)	35,381	6,422,005
		45,710,004
Leisure Products - 0.4%
Peloton Interactive, Inc., Class A (A)	192,288	1,490,232
Life Sciences Tools & Services - 0.8%
Danaher Corp.	12,470	2,777,568
Machinery - 0.4%
Ingersoll Rand, Inc.	17,332	1,625,742
Media - 3.1%
Trade Desk, Inc., Class A (A)	95,953	11,387,702
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	3,412	560,796
Personal Care Products - 0.3%
Estee Lauder Cos., Inc., Class A	14,417	1,202,810
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.3%
Eli Lilly & Co.	6,678	$ 5,416,392
Merck & Co., Inc.	20,314	2,007,429
Royalty Pharma PLC, Class A	273,458	8,635,804
		16,059,625
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	7,546	5,578,833
Broadcom, Inc.	37,993	8,406,711
KLA Corp.	3,423	2,526,996
Marvell Technology, Inc.	8,490	958,181
NVIDIA Corp.	119,557	14,355,209
QUALCOMM, Inc.	12,876	2,226,647
		34,052,577
Software - 16.1%
Adobe, Inc. (A)	2,692	1,177,615
AppLovin Corp., Class A (A)	13,576	5,017,554
Aurora Innovation, Inc. (A)	1,153,388	7,843,038
Cadence Design Systems, Inc. (A)	6,066	1,805,363
HubSpot, Inc. (A)	1,481	1,154,484
Intuit, Inc.	3,796	2,283,332
Microsoft Corp.	29,101	12,078,661
MicroStrategy, Inc., Class A (A)	25,375	8,495,296
Palo Alto Networks, Inc. (A)	8,004	1,476,098
PTC, Inc. (A)	7,203	1,393,637
Salesforce, Inc.	9,422	3,219,497
Samsara, Inc., Class A (A)	203,936	10,502,704
ServiceNow, Inc. (A)	2,947	3,001,166
		59,448,445
Specialized REITs - 0.6%
American Tower Corp.	4,798	887,390
Equinix, Inc.	1,630	1,489,266
		2,376,656
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.5%
Carvana Co. (A)	12,501	$ 3,093,747
O'Reilly Automotive, Inc. (A)	1,749	2,263,941
		5,357,688
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	63,348	14,950,128
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	17,220	1,324,218
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	6,327	636,053
Total Common Stocks (Cost $210,783,008)		365,656,925

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $5,343,790 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $5,450,163.	$ 5,342,988	5,342,988
	Total Repurchase Agreement (Cost $5,342,988)	5,342,988
	Total Investments Excluding Options Purchased (Cost $216,125,996)	370,999,913
	Total Options Purchased - 0.1% (Cost $983,916)	539,738
	Total Investments (Cost $217,109,912)	371,539,651
	Net Other Assets (Liabilities) - (0.4)%	(1,738,178)
	Net Assets - 100.0%	$ 369,801,473
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	28,070,577	$116,444	$117,616
Put – USD vs. CNH	SCB	USD	7.76	10/16/2025	USD	55,123,104	239,896	206,657
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	25,167,578	109,529	59,471
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	58,261,252	247,319	9,904
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	57,111,191	270,728	146,090
Total							$983,916	$539,738
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$360,795,204	$4,861,721	$—	$365,656,925
Repurchase Agreement	—	5,342,988	—	5,342,988
Over-the-Counter Foreign Exchange Options Purchased	—	539,738	—	539,738
Total Investments	$360,795,204	$10,744,447	$—	$371,539,651
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $4,861,721, representing 1.3% of the
Fund's net assets.

(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds